Acquisitions of Businesses Disposal of Business (Details) (Apex [Member], USD $) In Billions, unless otherwise specified	Feb. 01, 2013	Jul. 31, 2010
Apex [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cooper and Danaher joint ownership in Apex		50.00%
Cooper and Danaher representation and voting interest on Apex Board of Directors		50.00%
Sale of Apex to Bain Capital by Cooper and Danaher	$ 1.6